UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22591

                                     Apollo Tactical Income Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                                               New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                                               New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 515-3200

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Tactical Income Fund Inc.

Schedule of Investments

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)

AEROSPACE & DEFENSE - 4.8%

Camp International Holding Co. 2013 Second Lien Replacement Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 11/29/19(b)	1,350,000	1,233,562
DAE Aviation Holdings, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/22(b)(c)	3,995,803	3,988,331
Photonis Technologies SAS (France) First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/18/19(b)(d)(e)	1,960,646	1,823,401
TASC, Inc. First Lien New Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(b)	297,727	288,795
First Lien Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(b)	1,466,403	1,422,411
Second Lien Term Loan, 12.00%, 05/21/21(f)	1,637,357	1,547,302
Vencore, Inc. Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 05/23/20(b)	606,000	582,769

		10,886,571

AUTOMOTIVE - 0.9%

U.S. Farathane, LLC Initial Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 12/23/21(b)	1,975,000	1,975,000

BANKING, FINANCE, INSURANCE & REAL ESTATE - 7.0%

AqGen Island Intermediate Holdings, Inc. First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/05/22(b)	2,474,974	2,400,724
Asurion, LLC Incremental Tranche B-1 Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/24/19(b)	472,036	466,331
Incremental Tranche B-4 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/04/22(b)(c)	1,997,397	1,958,707
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 03/03/21(b)	2,641,792	2,489,889
Global Payments, Inc. Initial Term Loan, (LIBOR + 3.50%, 0.00% Floor), 3.50%, 03/24/23(b)(c)	1,096,639	1,103,954
Hyperion Insurance Group, Ltd. (United Kingdom) Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/29/22(b)(d)	2,026,199	1,937,553

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Jefferies Finance, LLC (JFIN Co-Issuer Corp.) Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/14/20(b)(e)	1,510,326	1,491,447
Medical Card System, Inc. Term Loan, (LIBOR + 0.50%, 1.00% Floor), 1.50%, 05/31/19(b)(e)(g)	4,913,829	2,828,416
MMM Holdings, Inc. MMM Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(e)	1,100,171	693,108
MSO of Puerto Rico, Inc. MSO Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(e)	799,818	503,886

		15,874,015

BEVERAGE, FOOD & TOBACCO - 2.4%

AdvancePierre Foods, Inc. Second Lien Term Loan, (LIBOR + 8.25%, 1.25% Floor), 9.50%, 10/10/17(b)	2,000,000	1,992,500
PFS Holding Corp. Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 01/31/22(b)	499,800	356,357
Winebow Holdings, Inc. (The Vintner Group, Inc.) First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(b)	994,937	922,804
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/02/22(b)(e)	2,505,795	2,079,810

		5,351,471

CHEMICALS, PLASTICS & RUBBER - 5.8%

The Chemours Co. Tranche B Term Loan, (LIBOR + 3.00%, 0.75% Floor), 3.75%, 05/12/22(b)(c)	2,704,277	2,587,655
Chemstralia Pty, Ltd. (Chemstralia Finco, LLC) (Australia) Initial Term Loan, (LIBOR + 6.25%, 1.00% Floor), 7.25%, 02/28/22(b)(d)	1,252,519	1,227,468
Magnetation, LLC / Mag Finance Corp. Term Loan (12.00% PIK), 12.00%, 07/07/16(e)(f)(h)	1,212,029	151,867
Nexeo Solutions, LLC Initial Term Loan, (LIBOR + 3.50%, 1.50% Floor), 5.00%, 09/08/17(b)	2,782,704	2,778,363
Term Loan B-3, (LIBOR + 3.50%, 1.50% Floor), 5.00%, 09/08/17(b)	937,500	936,038

See accompanying Notes to Schedule of Investments. | 1

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

CHEMICALS, PLASTICS & RUBBER (continued)

PetroChoice Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/19/22(b)	1,009,963	997,338
Styrolution US Holding, LLC First Lien Dollar Tranche B-1 Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/07/19(b)(c)	2,565,963	2,578,793
Tronox Pigments (Netherlands) B. V. Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/19/20(b)(c)(d)	1,994,872	1,856,727

		13,114,249

CONSUMER GOODS: NON-DURABLE - 3.1%

ABG Intermediate Holdings 2, LLC First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/27/21(b)	3,479,069	3,377,602
Nine West Holdings, Inc. Unsecured Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 01/08/20(b)	658,474	192,933
Polyconcept Investments B.V. Term Loan, (LIBOR + 4.75%, 1.25% Floor), 6.00%, 06/28/19(b)	2,246,977	2,218,890
The Topps Company, Inc. Term Loan, (LIBOR + 6.00%, 1.25% Floor), 7.25%, 10/02/18(b)	1,106,142	1,086,785

		6,876,210

CONTAINERS, PACKAGING & GLASS - 4.1%

BWay Intermediate Company, Inc. Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/14/20(b)(c)	4,927,567	4,792,059
Hoover Group, Inc. Initial Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.75%, 01/28/21(b)(e)	767,494	713,769
NVLX Acquisition, LLC First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/05/21(b)	2,033,087	2,033,087
Pelican Products, Inc. First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 04/10/20(b)	1,912,573	1,716,534

		9,255,449

ENERGY: OIL & GAS - 6.0%

American Energy - Marcellus, LLC First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/20(b)	1,561,946	269,436

	Principal Amount ($)	Value ($)

ENERGY: OIL & GAS (continued)

Azure Midstream Energy, LLC Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/15/18(b)	498,651	261,792
BlackBrush Oil & Gas, L.P. Closing Date Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 07/30/21(b)	3,700,224	2,864,584
Chelsea Petroleum Products I, LLC Tranche B Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/28/22(b)	1,727,942	1,624,266
Chief Exploration & Development, LLC Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 05/16/21(b)	2,926,177	1,744,733
Drillships Financing Holding, Inc. Tranche B-1 Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 03/31/21(b)	1,000,000	361,880
EMG Utica, LLC Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/27/20(b)	1,844,490	1,461,758
HGIM Corp. Term Loan A, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/18/18(b)	583,500	408,450
Sheridan Investment Partners I, LLC Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)(e)	277,339	132,199
Sheridan Production Partners I-A, L.P. Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)(e)	36,750	17,517
Sheridan Production Partners I-M, L.P. Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)(e)	22,447	10,700
Southcross Energy Partners, L.P. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/21(b)	1,569,488	1,116,691
Southcross Holdings Borrower, L.P. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/04/21(b)(i)	858,606	107,326
Sprint Industrial Holdings, LLC First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.00%, 05/14/19(b)	2,606,105	1,980,640
Targa Resources Corp. Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 02/27/22(b)	371,251	338,767

2 | See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

ENERGY: OIL & GAS (continued)

W3 Co. First Lien Term Loan, (LIBOR + 4.50%, 1.25% Floor), 5.75%, 03/13/20(b)	1,092,773	871,486

		13,572,225

ENVIRONMENTAL INDUSTRIES - 1.1%

Emerald 2, Ltd. (United Kingdom) Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/14/21(b)(d)	2,901,337	2,577,359

FOREST PRODUCTS & PAPER - 1.8%

Caraustar Industries, Inc. Incremental Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	1,334,945	1,304,909
Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	2,703,902	2,643,064

		3,947,973

HEALTHCARE & PHARMACEUTICALS - 11.9%

Alvogen Pharma US, Inc. First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/01/22(b)	2,142,485	2,113,026
HCR ManorCare, Inc. Initial Term Loan, (LIBOR + 3.50%, 1.50% Floor), 5.00%, 04/06/18(b)(c)	1,151,317	947,914
Lanai Holdings III, Inc. First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/29/22(b)	1,972,813	1,948,153
Opal Acquisition, Inc. Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/27/20(b)	3,803,953	3,366,499
Premier Dental Services, Inc. New Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/01/18(b)	3,363,933	3,044,360
Smile Brands Group, Inc. Term Loan B (1.50% PIK), (LIBOR + 7.75%, 1.25% Floor), 9.00%, 08/16/19(b)(h)	3,612,978	3,039,418
Steward Health Care System, LLC Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 04/10/20(b)	1,266,662	1,219,163
Surgery Center Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/03/20(b)	3,132,626	3,100,328
Team Health, Inc. Tranche B Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/23/22(b)	2,876,955	2,885,916

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS (continued)

U.S. Renal Care, Inc. Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/30/22(b)	2,954,839	2,949,920
Valeant Pharmaceuticals International, Inc. (Canada) Tranche B Term Loan Series D-2, (LIBOR + 2.75%, 0.75% Floor), 3.50%, 02/13/19(b)(c)(d)	2,250,000	2,135,812

		26,750,509

HIGH TECH INDUSTRIES - 15.9%

Avago Technologies Cayman Holdings, Ltd. (Cayman Islands) Dollar Term Loan B-1, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/01/23(b)(c)(d)	1,300,748	1,296,091
Deltek, Inc. First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/25/22(b)	3,000,000	2,990,625
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/26/23(b)	1,124,528	1,085,170
Flexera Software, LLC Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/02/21(b)	2,628,292	2,464,024
GTCR Valor Companies, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/30/21(b)	2,354,162	2,339,449
Landslide Holdings, Inc. (Crimson Acquisition Corp.) First Lien New Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 02/25/20(b)	997,455	982,494
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 02/25/21(b)(e)	1,682,000	1,505,390
Lanyon Solutions, Inc. (Lanyon, Inc.) First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 11/13/20(b)	575,356	549,105
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 11/15/21(b)	2,219,037	1,930,562
MSC.Software Corp. First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/29/20(b)	885,233	840,971
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 05/31/21(b)(e)	2,550,000	2,193,000
ON Semiconductor Corp. First Lien Term Loan B, (LIBOR + 4.50%, 0.75% Floor), 5.25%, 03/31/23(b)(c)	3,096,210	3,105,406

See accompanying Notes to Schedule of Investments. | 3

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HIGH TECH INDUSTRIES (continued)

Riverbed Technology, Inc. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/25/22(b)	3,481,228	3,496,615
RP Crown Parent, LLC First Lien New Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/21/18(b)	3,067,295	2,856,418
Second Lien Term Loan, (LIBOR + 10.00%, 1.25% Floor), 11.25%, 12/21/19(b)	1,000,000	807,500
TIBCO Software, Inc. Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/04/20(b)	2,556,977	2,307,672
Western Digital Corp. Term Loan B, (LIBOR + 5.50%, 0.75% Floor), 6.25%, 03/30/23(b)(c)	5,110,345	5,057,657

		35,808,149

HOTEL, GAMING & LEISURE - 6.1%

CDS U.S. Intermediate Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/08/22(b)	1,923,585	1,838,226
Delta 2 (Lux) S.a.r.l. (Luxembourg) Facility B3 Term Loan (USD), (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/30/21(b)(c)(d)	3,817,404	3,721,301
Diamond Resorts Corp. Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/09/21(b)	2,488,546	2,426,333
Everi Payments, Inc. Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 12/18/20(b)	1,098,391	1,025,628
The Intertain Group, Ltd. (The Intertain Group Finance, LLC) (Canada) Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/08/22(b)(d)	776,224	774,283
Scientific Games International, Inc. Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/18/20(b)(c)	3,989,796	3,876,964

		13,662,735

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.9%

ALM Media, LLC First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/31/20(b)(e)	3,846,312	3,692,459
F & W Media, Inc. Initial Term Loan, (LIBOR + 7.25%, 1.25% Floor), 8.50%, 06/30/19(b)	3,135,887	2,932,054

		6,624,513

	Principal Amount ($)	Value ($)

MEDIA: BROADCASTING & SUBSCRIPTION - 7.1%

Emmis Operating Co. Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 06/10/21(b)	1,479,743	1,273,504
Hemisphere Media Holdings, LLC (Intermedia Espanol, Inc.) New Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/30/20(b)	2,437,329	2,400,769
Intelsat Jackson Holdings S.A. (Luxembourg) Tranche B-2 Term Loan, (LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/30/19(b)(c)(d)	2,000,000	1,870,350
Learfield Communications, Inc. Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.00% Floor), 8.75%, 10/08/21(b)	1,102,393	1,094,814
Neptune Finco Corp. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/09/22(b)	2,050,012	2,055,937
Numericable-SFR (France) Term Loan B-6 (USD), (LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/10/23(b)(c)(d)	1,271,286	1,263,836
SESAC Holdco II, LLC First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/07/19(b)	1,938,144	1,913,917
Telecommunications Management, LLC Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/30/20(b)(e)	1,065,712	1,031,076
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC) First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/06/21(b)	2,980,586	2,984,327

		15,888,530

RETAIL - 7.4%

Academy, LTD. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/01/22(b)	1,662,306	1,589,057
Albertson’s, LLC Term Loan B-2, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/21/19(b)	3,155,298	3,160,330
Belk, Inc. Closing Date First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/12/22(b)	1,330,077	1,178,229
Charming Charlie, LLC Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/24/19(b)	1,205,414	916,115

4 | See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

RETAIL (continued)

Mattress Holding Corp. Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 10/20/21(b)	2,652,376	2,629,167
2016 Incremental Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 10/20/21(b)	1,217,391	1,211,304
Petco Animal Supplies, Inc. Tranche B-1 Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 01/26/23(b)	2,325,000	2,327,581
Tranche B-2 Term Loan, (LIBOR + 5.00%, 0.00% Floor), 5.62%, 01/26/23(b)	1,612,903	1,614,516
Sears Roebuck Acceptance Corp. (KMART Corp.) 2015 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/18(b)	1,811,412	1,733,295
Vince, LLC (Vince Intermediate Holding, LLC) Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/27/19(b)(e)	373,918	342,135

		16,701,729

SERVICES: BUSINESS - 11.6%

Americold Realty Operating Partnership, L.P. Term Loan B, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/01/22(b)	1,455,810	1,455,337
Carecore National, LLC Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/05/21(b)	987,406	928,161
EIG Investors Corp. Term Loan, (LIBOR + 5.23%, 1.00% Floor), 6.23%, 11/09/19(b)	1,492,327	1,429,836
Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 02/09/23(b)(c)	3,000,000	2,778,750
Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 04/28/21(b)	989,950	798,558
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/28/22(b)	1,000,000	475,000
GCA Services Group, Inc. First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 03/01/23(b)	1,365,517	1,372,345
Genex Holdings, Inc. First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/28/21(b)	1,902,363	1,873,828
Infogroup, Inc. Term Loan B, (LIBOR + 5.50%, 1.50% Floor), 7.00%, 05/26/18(b)	1,129,660	1,053,052

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS (continued)

Onex Carestream Finance, L.P. Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/07/19(b)	5,448,718	4,531,508
SGS Cayman, L.P. Initial Cayman Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)	427,157	423,598
SMG 2014 Second Lien Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 02/27/21(b)(e)	2,490,000	2,477,550
Solera, LLC (Solera Finance, Inc.) Dollar Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 03/03/23(b)(c)	3,335,681	3,338,366
Sutherland Global Services, Inc. Initial U.S. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)	1,835,044	1,819,758
Tyche Holdings, LLC Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 11/11/22(b)	1,250,000	1,256,256

		26,011,903

SERVICES: CONSUMER - 2.1%

Laureate Education, Inc. 2018 New Series Extended Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 06/15/18(b)	4,286,174	3,718,256
NVA Holdings, Inc. Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/14/22(b)	955,026	935,925

		4,654,181

TELECOMMUNICATIONS - 8.1%

Avaya, Inc. Replacement Term Loan B-6, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 03/31/18(b)(c)	1,347,349	1,003,775
Term Loan B-3, (LIBOR + 4.50%, 0.00% Floor), 5.12%, 10/26/17(b)(c)	4,529,383	3,695,976
Global Tel*Link Corp. First Lien Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/23/20(b)	1,188,728	1,080,257
LTS Buyer LLC (Sidera Networks, Inc.) First Lien Term Loan B, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/13/20(b)	1,994,872	1,978,025
Second Lien Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 04/12/21(b)(c)	2,931,507	2,824,009

See accompanying Notes to Schedule of Investments. | 5

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

TELECOMMUNICATIONS (continued)

Securus Technologies Holdings, Inc. Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(b)	5,000,000	4,218,750
U.S. TelePacific Corp. Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/25/20(b)	1,008,057	962,518
Zayo Group LLC (Zayo Capital, Inc.) 2016 Incremental Facility Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/06/21(b)	2,541,575	2,553,012

		18,316,322

TRANSPORTATION: CARGO - 1.6%

Carrix, Inc. Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/07/19(b)	3,869,743	3,656,907

TRANSPORTATION: CONSUMER - 0.9%

Blue Bird Body Co. Facility Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 06/26/20(b)	365,135	361,712
Travel Leaders Group, LLC Additional Tranche B Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/07/20(b)	1,761,590	1,754,984

		2,116,696

UTILITIES: ELECTRIC - 2.0%

Granite Acquisition, Inc. Second Lien Term Loan B, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 12/19/22(b)	1,112,864	873,598
Pike Corp. First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/22/21(b)	2,134,220	2,127,999
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/22/22(b)	1,500,000	1,487,498

		4,489,095

Total Senior Loans (Cost $274,100,183)		258,111,791

Corporate Notes and Bonds - 27.1%(f)

AUTOMOTIVE - 0.4%

American Tire Distributors, Inc. 10.25%, 03/01/22(j)	1,028,000	930,340

BANKING, FINANCE, INSURANCE & REAL ESTATE - 2.3%

National Financial Partners Corp. 9.00%, 07/15/21(j)	4,000,000	3,855,000

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

SquareTwo Financial Corp 11.63%, 04/01/17(e)(k)	2,647,000	1,300,736

		5,155,736

BEVERAGE, FOOD & TOBACCO - 2.9%

Land O’Lakes Capital Trust I 7.45%, 03/15/28(j)	4,719,000	4,978,545
NBTY, Inc. 9.00%, 10/01/18	1,625,000	1,667,656

		6,646,201

CAPITAL EQUIPMENT - 1.0%

Optimas OE Solutions Holding, LLC 8.63%, 06/01/21(j)	3,000,000	2,280,000

CHEMICALS, PLASTICS & RUBBER - 1.9%

Magnetation, LLC / Mag Finance Corp. 11.00%, 05/15/18(e)(j)(l)	2,937,000	—
TPC Group, Inc. (Texas Petrochemical) 8.75%, 12/15/20(j)	6,000,000	4,230,000

		4,230,000

CONSTRUCTION & BUILDING - 0.9%

GCP Applied Technologies, Inc. 9.50%, 02/01/23(j)	1,946,000	2,116,275

CONSUMER GOODS: NON-DURABLE - 2.1%

American Greetings Corp. 7.38%, 12/01/21	4,529,000	4,647,886

CONTAINERS, PACKAGING & GLASS - 0.4%

Reynolds Group Holdings, Inc. 6.88%, 02/15/21	996,000	1,031,482

ENERGY: OIL & GAS - 2.9%

CITGO Holding, Inc. 10.75%, 02/15/20(j)	3,000,000	2,913,750
Northern Oil and Gas, Inc. 8.00%, 06/01/20	1,519,000	968,362
Sidewinder Drilling, Inc. 9.75%, 11/15/19(j)	6,000,000	465,000
Summit Midstream Holdings, LLC / Summit Midstream Finance Corp. 7.50%, 07/01/21	2,700,000	2,133,000

		6,480,112

HEALTHCARE & PHARMACEUTICALS - 1.9%

Team Health Holdings, Inc. 7.25%, 12/15/23(j)	1,473,000	1,579,792
Valeant Pharmaceuticals International, Inc. (Canada) 7.50%, 07/15/21(d)(j)	3,200,000	2,681,984

		4,261,776

HIGH TECH INDUSTRIES - 3.6%

Cimpress NV (Netherlands) 7.00%, 04/01/22(d)(j)	4,000,000	3,975,000

6 | See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

March 31, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds(f) (continued)

HIGH TECH INDUSTRIES (continued)

Riverbed Technology, Inc. 8.88%, 03/01/23(j)	2,000,000	2,000,000
Western Digital Corp. 7.38%, 04/01/23(j)	2,000,000	2,045,000

		8,020,000

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.7%

Acosta, Inc. 7.75%, 10/01/22(j)	1,600,000	1,488,000

MEDIA: BROADCASTING & SUBSCRIPTION - 3.7%

Columbus International, Inc. (Barbados) 7.38%, 03/30/21(d)(j)	3,285,000	3,510,844
Intelsat Jackson Holdings S.A. (Luxembourg) 8.00%, 02/15/24(d)(j)	1,000,000	1,032,500
Neptune Finco Corp.
10.13%, 01/15/23(j)	317,000	339,982
10.88%, 10/15/25(j)	877,000	955,491
Radio One, Inc.
7.38%, 04/15/22(j)	882,000	797,108
9.25%, 02/15/20(j)	2,484,000	1,713,960

		8,349,885

MEDIA: DIVERSIFIED & PRODUCTION - 1.2%

SiTV, Inc. 10.38%, 07/01/19(j)	3,420,000	2,650,500

SERVICES: CONSUMER - 0.6%

Laureate Education, Inc. 10.00%, 09/01/19(j)	2,000,000	1,480,000

TELECOMMUNICATIONS - 0.6%

Altice US Finance I Corp. 5.38%, 07/15/23(j)	1,333,000	1,375,489

Total Corporate Notes and Bonds (Cost $76,880,612)		61,143,682

Structured Products - 11.6%(m)
ACAS CLO Ltd. (Cayman Islands)
Series 2016-1A, Class D1, 9.19%, 04/15/25(d)(e)(j)(n)	2,000,000	1,916,040
Anchorage Capital CLO, Ltd. (Cayman Islands)
Series 2015-6A, Class E2, 7.46%, 04/15/27(d)(e)(j)(n)	4,400,000	3,971,515
Series 2015-7A, Class E2, 7.72%, 10/15/27(d)(e)(j)(n)	3,000,000	2,502,000
Atlas Senior Loan Fund, Ltd. (Cayman Islands)
Series 2012-1A, Class B3L, 8.12%, 08/15/24(d)(j)(n)	5,000,000	3,869,000
ECP CLO, Ltd. (Cayman Islands)
Series 2014-6A, Class D2, 7.17%, 07/15/26(d)(e)(j)(n)	4,000,000	2,504,756

	Principal Amount ($)	Value ($)

Ivy Hill Middle Market Credit Fund, Ltd. 10 (Cayman Islands)
Series 10A, Class D2, 7.92%, 07/18/27(d)(e)(j)(n)	2,350,000	2,005,396
JFIN CLO, Ltd. (Cayman Islands)
Series 2013-1I, Class E, 6.62%, 01/20/25(d)(e)(n)	2,000,000	989,472
Series 2015-1A, Class E, 5.63%, 03/15/26(d)(e)(j)(n)	4,500,000	2,899,066
NXT Capital CLO, LLC
Series 2014-1A, Class E, 5.93%, 04/23/26(e)(j)(n)	5,000,000	3,960,487
OCP CLO, Ltd. (Cayman Islands)
Series 2014-5A, Class E, 5.87%, 04/26/26(d)(e)(j)(n)	3,000,000	1,517,640

Total Structured Products (Cost $33,510,057)		26,135,372

	Share Quantity	Value ($)

Common Stock - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.(e)(o)	864,292	—

Total Common Stock (Cost $ — )		—

Preferred Stock - 1.7%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.7%

Watford Holdings, Ltd. (Bermuda) 8.50% (d)(e)	160,000	3,811,366

Total Preferred Stock (Cost $3,920,000)		3,811,366

Warrants - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc. 07/26/18(e)(o)	50,689	—

Total Warrants (Cost $ — )		—

Total Investments-155.0% (Cost of $388,410,852) (p)		349,202,211
Other Assets & Liabilities, Net-6.2%		14,038,815
Loan Outstanding-(61.2)%(q)(r)		(137,997,685)

Net Assets -100.0%		225,243,341

See accompanying Notes to Schedule of Investments. | 7

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

March 31, 2016 (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at March 31, 2016. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	The interest rate on this Senior Loan is subject to a base rate plus 1 month or 3 month LIBOR, which at March 31, 2016 was 0.44% and 0.63%, respectively. As the interest rate is subject to a minimum LIBOR floor which was greater than the 1 month or 3 month LIBOR rate at March 31, 2016, the prevailing rate in effect at March 31, 2016 was the base rate plus the LIBOR floor, except as otherwise indicated.
(c)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date, therefore, are subject to change.
(d)	Foreign issuer traded in U.S. dollars.
(e)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(f)	Fixed rate asset.
(g)	The issuer may elect to pay interest in cash or in kind.
(h)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional principal amount.
(i)	The issuer is in default of its payment obligation as of March 28, 2016, as such, income is no longer being accrued. Subsequent to quarter end, the issuer sent notification of restructuring effective April 13, 2016 and is no longer in default.
(j)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $74,540,460, or 33.1% of net assets.
(k)	The issuer is in default of its payment obligations as of May 1, 2016, as such, the Fund no longer accrues income on the position.
(l)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued. The issuer paid a cash dividend to all shareholders on record as of January 6, 2016 which was recorded as a cost basis adjustment.
(m)	Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.
(n)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2016.
(o)	Non-income producing asset.
(p)	The aggregate cost of securities for federal income tax purposes was $388,547,548. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales and defaulted security interest adjustments. Unrealized appreciation and depreciation on investments were as follows:

Gross unrealized appreciation	$3,158,444
Gross unrealized depreciation	(42,503,781)

Net unrealized depreciation	$(39,345,337)

(q)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(r)	Principal $138,000,000 less unamortized deferred financing costs of $2,315.

8 | See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments

March 31, 2016 (unaudited)

Security Valuation

Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, structured products, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

| 9

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments  (continued)

March 31, 2016 (unaudited)

The valuation techniques used by the Fund to measure fair value at March 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2016 is as follows:

Apollo Tactical Income Fund Inc.

Assets	Total Fair Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Cash and Cash Equivalents	$12,704,004	$12,704,004	$—	$—
Senior Loans	258,111,791	—	236,424,061	21,687,730
Corporate Notes and Bonds	61,143,682	—	59,842,946	1,300,736
Structured Products	26,135,372	—	3,869,000	22,266,372
Common Stock	—	—	—	—
Preferred Stock	3,811,366	—	—	3,811,366
Warrants	—	—	—	—
Total Assets	$361,906,215	$12,704,004	$300,136,007	$49,066,204

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2016:

Apollo Tactical Income Fund Inc.

	Total Fair Value	Senior Loans	Corporate Notes and Bonds	Structured Products	Common Stock	Preferred Stock	Warrants

Total Fair Value, beginning of period	$61,610,980	$31,028,040	$2,833,003	$23,923,849	$—	$3,826,088	$—
Purchases, including capitalized PIK	659,901	659,901	—	—	—	—	—
Sales	(10,276,907)	(6,054,007)	—	(4,222,900)	—	—	—
Accretion/(amortization) of discounts/(premiums)	48,444	20,234	(610)	28,820	—	—	—
Net realized gain/(loss)	(3,475,293)	(1,583,285)	—	(1,892,008)	—	—	—
Change in net unrealized appreciation/(depreciation)	(2,246,557)	613,541	(2,367,393)	(477,983)	—	(14,722)	—
Transfers into Level 3	15,230,698	5,154,368	1,300,736	8,775,594	—	—	—
Transfers out of Level 3	(12,485,062)	(8,151,062)	(465,000)	(3,869,000)	—	—	—
Total Fair Value, end of period	$49,066,204	$21,687,730	$1,300,736	$22,266,372	$—	$3,811,366	$—

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed previously or due to changes in application of internal leveling criteria. There were no transfers between Level 1 and Level 2 fair value measurement during the year shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2016 was $(2,220,736).

10 |

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments  (continued)

March 31, 2016 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2016:

Apollo Tactical Income Fund Inc.

Assets	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$18,707,447	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	2,828,416	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x

	151,867	Recoverability(b)	Recovery %(b)	10.42%

Corporate Notes and Bonds	1,300,736	Market comparable approach(c)	ERP Multiple(c)	0.50x

	—	Recoverability(b)	Recovery %(b)	10.42%

Structured Products	22,266,372	Independent pricing service and/or broker quotes	Vendor and/or broker quotes(a)	N/A

Common Stock	—	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x

Preferred Stock	3,811,366	Discounted cash flow(d)	Discount rate(d)	8.92%

Warrants	—	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x
Total Fair Value	$49,066,204

(a)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.
(b)	The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of the company’s assets, which were estimated by a third party financial advisor as part of restructuring proceedings. The estimated fair value of the recoverable assets after deducting expenses was approximately 10.42% of the book value of the assets.
(c)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and Estimated Remaining Proceeds (“ERP”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.
(d)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.

| 11

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Apollo Tactical Income Fund Inc.

By (Signature and Title) /s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date 5/19/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date 5/19/16

By (Signature and Title) /s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date 5/19/16